Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.0%)
The New York Times Co. - Class A	75,147	6,292
Nexstar Media Group, Inc.	13,257	2,397
Pinterest, Inc. - Class A *	271,916	4,987
Warner Music Group Corp. - Class A	68,365	1,746

Total		15,422

Consumer Discretionary (10.9%)
Abercrombie & Fitch Co. *	21,327	1,949
Aramark	122,231	4,955
Autoliv, Inc.	31,901	3,355
AutoNation, Inc. *	12,102	2,363
Bath & Body Works, Inc.	95,210	1,778
BorgWarner, Inc.	96,301	5,225
Boyd Gaming Corp.	26,894	2,210
Brunswick Corp.	30,234	2,200
Burlington Stores, Inc. *	28,917	9,409
Capri Holdings, Ltd. *	55,405	976
CAVA Group, Inc. *	46,390	3,753
Chewy, Inc. - Class A *	110,927	2,995
Choice Hotels
International, Inc.	9,526	986
Churchill Downs, Inc.	30,809	2,768
Columbia Sportswear Co.	11,924	654
Crocs, Inc. *	23,359	1,939
Dick’s Sporting Goods, Inc.	30,881	6,123
Duolingo, Inc. *	18,612	1,835
Dutch Bros, Inc. - Class A *	59,080	2,993
Five Below, Inc. *	25,651	5,861
Floor & Decor Holdings, Inc. *	50,117	2,546
GameStop Corp. *	191,686	4,416
The Gap, Inc.	105,507	2,553
Gentex Corp.	101,885	2,226
The Goodyear Tire & Rubber Co. *	133,415	885
Graham Holdings Co. - Class B	1,581	1,671
Grand Canyon Education, Inc. *	12,852	2,185
H&R Block, Inc.	58,955	1,871
Harley-Davidson, Inc.	54,434	1,101
Hilton Grand Vacations, Inc. *	27,859	1,090
Hyatt Hotels Corp. - Class A	19,235	2,766
KB Home	29,455	1,524

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Lear Corp.	23,654	2,864
Lithia Motors, Inc.	11,276	2,816
Macy’s, Inc.	123,648	2,237
Mattel, Inc. *	144,522	2,100
Murphy USA, Inc.	7,857	3,881
Ollie’s Bargain Outlet Holdings, Inc. *	28,527	2,626
Penske Automotive Group, Inc.	8,574	1,282
Planet Fitness, Inc. - Class A *	38,597	2,871
Polaris, Inc.	24,858	1,355
PVH Corp.	21,298	1,486
RH *	7,161	1,001
Service Corp. International	64,753	5,343
Somnigroup International, Inc.	97,612	7,215
Taylor Morrison Home Corp. *	45,327	2,640
Texas Roadhouse, Inc.	30,765	5,080
Thor Industries, Inc.	24,567	1,963
Toll Brothers, Inc.	44,104	6,019
TopBuild Corp. *	12,980	4,560
Travel + Leisure Co.	29,923	2,070
Vail Resorts, Inc.	16,642	2,135
Valvoline, Inc. *	59,212	1,994
VF Corp.	152,818	2,596
Visteon Corp.	12,701	1,157
Whirlpool Corp.	29,481	1,590
Wingstop, Inc.	12,922	2,002
Wyndham Hotels & Resorts, Inc.	35,152	2,855
YETI Holdings, Inc. *	36,173	1,324

Total		164,223

Consumer Staples (4.5%)
Albertsons Companies, Inc.	172,094	2,932
BellRing Brands, Inc. *	54,543	878
BJ’s Wholesale Club Holdings, Inc. *	60,851	5,989
The Boston Beer Co., Inc. - Class A *	3,547	817
Casey’s General Stores, Inc.	17,239	12,548
Celsius Holdings, Inc. *	74,332	2,637
Coca-Cola Consolidated, Inc.	26,308	5,044
Coty, Inc. *	173,889	350
Darling Ingredients, Inc. *	73,566	4,550
e.l.f. Beauty, Inc. *	27,464	1,665
Flowers Foods, Inc.	98,207	800
Ingredion, Inc.	29,303	3,301

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Maplebear, Inc. *	85,481	3,202
The Marzetti Co.	9,440	1,306
Performance Food Group Co. *	73,062	6,258
Pilgrim’s Pride Corp.	19,885	751
Post Holdings, Inc. *	19,620	1,940
Sprouts Farmers Market, Inc. *	45,285	3,493
US Foods Holding Corp. *	102,567	9,458

Total		67,919

Energy (5.4%)
Antero Midstream Corp.	153,991	3,511
Antero Resources Corp. *	136,307	5,785
Chord Energy Corp.	26,446	3,760
CNX Resources Corp. *	66,206	2,552
DT Midstream, Inc.	47,283	6,368
HF Sinclair Corp.	72,709	4,536
Matador Resources Co.	54,328	3,432
Murphy Oil Corp.	62,395	2,574
NOV, Inc.	167,924	3,159
Ovintiv, Inc.	129,128	7,665
PBF Energy, Inc. - Class A	38,608	1,839
Permian Resources Corp.	344,313	7,341
Range Resources Corp.	110,190	4,978
TechnipFMC PLC	188,095	13,003
Valaris, Ltd. *	29,941	2,935
Viper Energy, Inc. - Class A	86,416	4,061
Weatherford International PLC	33,342	3,153

Total		80,652

Financials (14.7%)
Affiliated Managers Group, Inc.	13,082	3,620
Ally Financial, Inc.	130,535	5,121
American Financial Group, Inc.	32,196	4,112
Annaly Capital Management, Inc.	334,115	7,067
Associated Banc-Corp.	76,090	1,968
Bank OZK	48,066	2,206
Brighthouse Financial, Inc. *	26,593	1,592
The Carlyle Group, Inc.	120,684	5,840
CNO Financial Group, Inc.	43,923	1,803

Index 400 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Columbia Banking System, Inc.	137,405	3,769
Commerce Bancshares, Inc.	63,760	3,137
Corebridge Financial, Inc.	118,695	2,832
Cullen/Frost Bankers, Inc.	29,396	4,030
East West Bancorp, Inc.	63,994	6,832
Equitable Holdings, Inc.	131,737	4,889
Essent Group, Ltd.	44,394	2,594
Euronet Worldwide, Inc. *	18,189	1,207
Evercore, Inc. - Class A	17,987	5,369
F.N.B. Corp.	166,156	2,778
Federated Hermes, Inc.	34,371	1,949
Fidelity National Financial, Inc.	118,619	5,502
First American Financial Corp.	47,387	2,857
First Financial Bankshares, Inc.	60,627	1,785
First Horizon Corp.	225,546	5,133
FirstCash Holdings, Inc.	18,000	3,384
Flagstar Bank NA	139,271	1,834
Glacier Bancorp, Inc.	59,843	2,673
Hamilton Lane, Inc. - Class A	19,004	1,889
Hancock Whitney Corp.	38,256	2,433
The Hanover Insurance Group, Inc.	16,461	2,854
Home BancShares, Inc.	85,145	2,293
Houlihan Lokey, Inc.	25,277	3,630
International Bancshares Corp.	25,160	1,693
Janus Henderson Group PLC	57,329	2,945
Jefferies Financial Group, Inc.	76,894	3,173
Kinsale Capital Group, Inc.	10,278	3,512
MGIC Investment Corp.	101,967	2,677
Morningstar, Inc.	10,680	1,805
Old National Bancorp	161,299	3,565
Old Republic International Corp.	105,872	4,224
Pinnacle Financial Partners, Inc.	70,014	6,031
Primerica, Inc.	14,844	3,718
Prosperity Bancshares, Inc.	46,997	3,157
Reinsurance Group of America, Inc.	30,560	6,239
RenaissanceRe Holdings, Ltd.	20,226	6,012
RLI Corp.	42,717	2,437

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Ryan Specialty Holdings, Inc.	53,039	1,790
SEI Investments Co.	43,200	3,390
Selective Insurance Group, Inc.	27,939	2,106
Shift4 Payments, Inc. - Class A *	31,420	1,374
SLM Corp.	92,935	1,990
SouthState Bank Corp.	46,116	4,267
Starwood Property Trust, Inc.	161,858	2,787
Stifel Financial Corp.	70,921	5,243
Texas Capital Bancshares, Inc. *	20,546	1,949
UMB Financial Corp.	33,212	3,746
United Bankshares, Inc.	64,911	2,689
Unum Group	70,894	5,177
Valley National Bancorp	222,595	2,733
Voya Financial, Inc.	43,712	2,986
Webster Financial Corp.	74,991	5,206
Western Alliance Bancorp	47,764	3,384
WEX, Inc. *	15,947	2,441
Wintrust Financial Corp.	31,149	4,328
Zions Bancorp NA	68,676	3,957

Total		221,713

Health Care (8.8%)
Arrowhead Pharmaceuticals, Inc. *	65,122	4,083
Avantor, Inc. *	317,166	2,487
BioMarin Pharmaceutical, Inc. *	89,346	5,047
Bio-Rad Laboratories, Inc. - Class A *	8,455	2,357
Bruker Corp.	51,584	1,863
Chemed Corp.	6,588	2,489
Cytokinetics, Inc. *	56,860	3,748
DENTSPLY SIRONA, Inc.	92,781	1,076
Doximity, Inc. - Class A *	62,547	1,457
Elanco Animal Health, Inc. *	231,067	5,530
Encompass Health Corp.	46,795	4,527
Ensign Group, Inc.	26,825	5,405
Envista Holdings Corp. *	76,206	1,933
Exelixis, Inc. *	120,776	5,180
Globus Medical, Inc. - Class A *	51,812	4,464
Haemonetics Corp. *	21,635	1,219

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Halozyme Therapeutics, Inc. *	54,685	3,534
HealthEquity, Inc. *	39,742	3,321
Hims & Hers Health, Inc. *	96,877	2,011
Illumina, Inc. *	71,107	8,765
Jazz Pharmaceuticals PLC *	28,259	5,342
Lantheus Holdings, Inc. *	30,840	2,339
LivaNova PLC *	25,395	1,614
Masimo Corp. *	21,234	3,777
Medpace Holdings, Inc. *	10,427	5,007
Neurocrine Biosciences, Inc. *	46,675	6,149
Option Care Health, Inc. *	73,822	1,987
Penumbra, Inc. *	18,244	5,991
Repligen Corp. *	24,608	2,899
Roivant Sciences, Ltd. *	209,693	5,809
Sotera Health Co. *	108,336	1,554
Tenet Healthcare Corp. *	40,872	7,713
United Therapeutics Corp. *	20,024	11,874

Total		132,551

Industrials (24.7%)
AAON, Inc.	31,471	2,604
Acuity, Inc.	14,167	3,970
Advanced Drainage Systems, Inc.	33,327	4,570
AECOM	60,126	5,100
Aerovironment, Inc. *	14,794	2,708
AGCO Corp.	27,945	3,238
Alaska Air Group, Inc. *	53,316	1,961
American Airlines Group, Inc. *	307,117	3,298
APi Group Corp. *	178,431	7,230
Applied Industrial Technologies, Inc.	17,348	4,603
Avis Budget Group, Inc. *	7,898	1,152
Booz Allen Hamilton Holding Corp.	56,081	4,376
The Brink’s Co.	19,319	2,002
BWX Technologies, Inc.	42,517	8,694
CACI International, Inc. *	10,271	5,586
Carlisle Cos., Inc.	18,970	6,329
Carpenter Technology Corp.	23,164	9,130
Chart Industries, Inc. *	20,906	4,322
Clean Harbors, Inc. *	23,359	6,698
CNH Industrial NV	411,496	4,526
Concentrix Corp.	20,402	558
Core & Main, Inc. - Class A *	87,804	4,338

Index 400 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Crane Co.	22,767	3,893
Curtiss-Wright Corp.	17,145	11,678
Donaldson Co., Inc.	53,634	4,552
Dycom Industries, Inc. *	13,936	4,722
EnerSys	17,137	2,977
ESAB Corp.	26,539	2,565
ExlService Holdings, Inc. *	72,803	2,217
Exponent, Inc.	23,209	1,514
Flowserve Corp.	59,076	4,343
Fluor Corp. *	74,961	3,497
Fortune Brands Innovations, Inc.	55,868	2,177
FTI Consulting, Inc. *	14,078	2,489
GATX Corp.	16,601	2,834
Genpact, Ltd.	73,679	2,745
Graco, Inc.	77,098	6,526
GXO Logistics, Inc. *	53,248	2,761
Hexcel Corp.	35,280	2,855
ITT, Inc.	39,996	7,620
KBR, Inc.	59,056	2,177
Kirby Corp. *	25,205	3,349
Knight-Swift Transportation Holdings, Inc.	75,488	4,347
Kratos Defense & Security Solutions, Inc. *	85,856	6,054
Landstar System, Inc.	15,837	2,539
Lincoln Electric Holdings, Inc.	25,588	6,373
MasTec, Inc. *	28,525	9,178
MAXIMUS, Inc.	25,370	1,626
The Middleby Corp. *	21,551	2,857
Moog, Inc. - Class A	13,220	3,869
MSA Safety, Inc.	16,953	2,779
MSC Industrial Direct Co., Inc.	21,282	1,964
Mueller Industries, Inc.	51,627	5,720
Nextpower, Inc. - Class A *	69,052	8,324
nVent Electric PLC	75,042	8,876
Oshkosh Corp.	29,416	4,330
Owens Corning	38,220	4,136
Parsons Corp. *	24,655	1,336
Paylocity Holding Corp. *	20,206	2,183
RB Global, Inc.	86,362	8,278
RBC Bearings, Inc. *	14,705	7,987
Regal Rexnord Corp.	30,880	5,783
Ryder System, Inc.	18,329	3,752
Saia, Inc. *	12,391	4,353
Science Applications International Corp.	21,067	2,000
Sensata Technologies Holding PLC	67,745	2,386
Simpson Manufacturing Co., Inc.	19,281	3,309

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
SPX Technologies, Inc. *	23,176	4,634
StandardAero, Inc. *	88,234	2,279
Sterling Infrastructure, Inc. *	14,286	5,818
Terex Corp.	52,874	3,125
Tetra Tech, Inc.	121,295	3,653
The Timken Co.	29,475	2,964
The Toro Co.	45,332	4,236
TransUnion	89,482	6,191
Trex Co., Inc. *	49,884	1,817
UFP Industries, Inc.	27,091	2,496
UL Solutions, Inc. - Class A	35,930	3,080
Valmont Industries, Inc.	9,160	3,660
Vicor Corp. *	10,566	1,701
Watsco, Inc.	16,243	5,909
Watts Water Technologies, Inc. - Class A	12,754	3,702
WESCO International, Inc.	22,622	6,190
Woodward, Inc.	27,724	9,923
XPO, Inc. *	54,479	10,599

Total		370,800

Information Technology (12.1%)
Advanced Energy Industries, Inc.	17,554	5,665
Allegro Microsystems, Inc. *	57,741	1,821
Amkor Technology, Inc.	52,911	2,383
AppFolio, Inc. - Class A *	11,320	1,787
Arrow Electronics, Inc. *	23,758	3,407
Avnet, Inc.	38,069	2,346
Belden, Inc.	18,277	2,099
Bentley Systems, Inc. - Class B	69,285	2,433
BILL Holdings, Inc. *	40,754	1,561
Blackbaud, Inc. *	16,571	640
Cirrus Logic, Inc. *	23,727	3,431
Cognex Corp.	77,066	3,775
CommVault Systems, Inc. *	20,456	1,593
Crane NXT Co.	22,968	932
DocuSign, Inc. *	93,153	4,416
Dolby Laboratories, Inc. - Class A	28,334	1,702
Dropbox, Inc. - Class A *	81,154	1,844
Dynatrace, Inc. *	138,759	5,131
Entegris, Inc.	70,691	8,288
Everpure, Inc. *	145,876	8,612
Fabrinet *	16,661	8,689
Flex, Ltd. *	170,990	11,193
Guidewire Software, Inc. *	39,542	5,914

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
InterDigital, Inc.	11,946	3,608
IPG Photonics Corp. *	11,755	1,347
Kyndryl Holdings, Inc. *	106,318	1,395
Lattice Semiconductor Corp. *	63,618	5,901
Littelfuse, Inc.	11,581	3,930
MACOM Technology Solutions Holdings, Inc. *	30,002	6,663
Manhattan Associates, Inc. *	27,833	3,705
MKS, Inc.	31,239	7,179
Novanta, Inc. *	16,640	1,965
Nutanix, Inc. *	125,758	4,780
Okta, Inc. *	78,810	6,203
Onto Innovation, Inc. *	23,093	4,736
Pegasystems, Inc.	42,458	1,807
Qualys, Inc. *	16,680	1,465
Rambus, Inc. *	50,065	4,307
Silicon Laboratories, Inc. *	15,327	3,190
SiTime Corp. *	10,275	3,548
Synaptics, Inc. *	17,944	1,257
TD SYNNEX Corp.	34,876	5,884
TTM Technologies, Inc. *	48,056	4,682
Twilio, Inc. *	70,512	8,872
UiPath, Inc. - Class A *	199,167	2,211
Universal Display Corp.	20,568	1,885
Vontier Corp.	65,854	2,336

Total		182,518

Materials (6.4%)
Alcoa Corp.	120,435	7,988
AptarGroup, Inc.	29,928	3,772
Ashland, Inc.	21,277	1,183
ATI, Inc. *	63,184	9,191
Avient Corp.	42,583	1,546
Axalta Coating Systems, Ltd. *	99,240	2,749
Cabot Corp.	24,286	1,829
Cleveland-Cliffs, Inc. *	265,254	2,241
Commercial Metals Co.	51,573	3,168
Crown Holdings, Inc.	52,202	5,233
Eagle Materials, Inc.	14,629	2,771
Graphic Packaging Holding Co.	137,213	1,364
Greif, Inc. - Class A	11,498	771
Hecla Mining Co.	311,636	5,806
Knife River Corp. *	26,350	2,151
Louisiana-Pacific Corp.	29,472	2,144
MP Materials Corp. *	62,642	3,023
NewMarket Corp.	3,627	2,325
Olin Corp.	52,820	1,570
Reliance, Inc.	24,316	7,390
Royal Gold, Inc.	37,682	9,590
RPM International, Inc.	59,564	5,921
The Scotts Miracle-Gro Co.	20,781	1,264

Index 400 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Materials continued
Silgan Holdings, Inc.	40,754	1,581
Solstice Advanced Materials, Inc.	73,828	5,623
Sonoco Products Co.	45,860	2,481
Westlake Corp.	15,510	1,812

Total		96,487

Real Estate (6.8%)
Agree Realty Corp.	55,732	4,201
American Healthcare REIT, Inc.	82,500	3,891
American Homes 4 Rent - Class A	151,624	4,233
Brixmor Property Group, Inc.	142,572	4,106
CareTrust REIT, Inc.	103,903	3,808
COPT Defense Properties	52,526	1,607
Cousins Properties, Inc.	78,113	1,763
CubeSmart	106,055	3,887
EastGroup Properties, Inc.	24,765	4,584
EPR Properties	35,407	1,769
Equity LifeStyle Properties, Inc.	90,142	5,627
First Industrial Realty Trust, Inc.	61,633	3,566
Gaming and Leisure Properties, Inc.	131,618	5,840
Healthcare Realty Trust, Inc.	162,201	2,756
Independence Realty Trust, Inc.	110,145	1,640
Jones Lang LaSalle, Inc. *	21,948	6,679
Kilroy Realty Corp.	50,697	1,430
Kite Realty Group Trust	100,687	2,472
Lamar Advertising Co. - Class A	40,394	5,116
National Storage Affiliates Trust	32,910	1,242
NNN REIT, Inc.	88,327	3,712
Omega Healthcare Investors, Inc.	137,455	6,023
Park Hotels & Resorts, Inc.	93,005	979
Rayonier, Inc.	129,346	2,667
Rexford Industrial Realty, Inc.	107,069	3,504
Sabra Health Care REIT, Inc.	117,254	2,255
STAG Industrial, Inc.	88,840	3,204
Vornado Realty Trust	74,486	1,936
WP Carey, Inc.	101,909	6,926

Total		101,423

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Utilities (3.4%)
Black Hills Corp.	35,098	2,436
Essential Utilities, Inc.	131,609	5,300
IDACORP, Inc.	25,137	3,594
National Fuel Gas Co.	44,194	4,152
New Jersey Resources Corp.	46,900	2,576
Northwestern Energy Group, Inc.	28,574	1,884
OGE Energy Corp.	95,570	4,584
ONE Gas, Inc.	27,905	2,403
Ormat Technologies, Inc.	28,267	3,164
Portland General Electric Co.	52,308	2,760
Southwest Gas Holdings, Inc.	29,871	2,596
Spire, Inc.	27,482	2,488
Talen Energy Corp. *	21,247	6,783
TXNM Energy, Inc.	45,582	2,665
UGI Corp.	99,812	3,635

Total		51,020

Total Common Stocks (Cost: $1,094,370)		1,484,728

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury Bill 0.000%, 5/7/26 b	1,555,000	1,549

Total		1,549

Total Short-Term Investments (Cost: $1,549)		1,549

Total Investments (98.8%) (Cost: $1,095,919)@		1,486,277

Other Assets, Less Liabilities (1.2%)		18,040

Net Assets (100.0%)		1,504,317

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Future	Long	USD	6	59	6/26	$20,039	$207	$554

							$207	$554

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
		Variation Margin (000’s)		Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ –	$ 554	$ 554	$ –	$ –	$ –	$ –

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,095,919 and the net unrealized appreciation of investments based on that cost was $390,565 which is comprised of $501,784 aggregate gross unrealized appreciation and $111,219 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,484,728	$—	$—
Short-Term Investments	—	1,549	—
Other Financial Instruments^
Futures	207	—	—

Total Assets:	$1,484,935	$1,549	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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